Securities Available-for-Sale - Composition of Securities Available-for-Sale (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 608,827	$ 510,399	$ 436,305
Gross Unrealized Gains	9,945	6,802	16,077
Gross Unrealized Losses	(3,115)	(7,776)	(116)
Fair Value	615,657	509,425	452,266
Obligations of U.S. Government Corporations and Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	263,254	235,181	207,229
Gross Unrealized Gains	1,930	2,151	4,890
Gross Unrealized Losses	(1,778)	(2,581)	(53)
Fair Value	263,406	234,751	212,066
Collateralized Mortgage Obligations of U.S. Government Corporations and Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	110,626	63,776	56,085
Gross Unrealized Gains	644	601	1,811
Gross Unrealized Losses	(217)	(603)
Fair Value	111,053	63,774	57,896
Residential Mortgage-Backed Securities of U.S. Government Corporations and Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	43,405	47,934	47,279
Gross Unrealized Gains	1,429	1,420	3,344
Gross Unrealized Losses	(253)	(685)
Fair Value	44,581	48,669	50,623
Commercial Mortgage-Backed Securities of U.S. Government Corporations and Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	39,967	40,357	10,129
Gross Unrealized Gains	80		29
Gross Unrealized Losses	(667)	(1,305)
Fair Value	39,380	39,052	10,158
Obligations of States and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	129,133	115,572	107,911
Gross Unrealized Gains	4,952	1,294	4,908
Gross Unrealized Losses	(140)	(2,602)	(52)
Fair Value	133,945	114,264	112,767
Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	601,248	502,820	428,633
Gross Unrealized Gains	9,035	5,466	14,982
Gross Unrealized Losses	(3,115)	(7,776)	(105)
Fair Value	607,168	500,510	443,510
Marketable Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	7,579	7,579	7,672
Gross Unrealized Gains	910	1,336	1,095
Gross Unrealized Losses			(11)
Fair Value	8,489	8,915	8,756
US Treasury Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	14,863
Gross Unrealized Losses	(60)
Fair Value	$ 14,803